Basis of Presentation and Going Concern	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 2. Basis of Presentation and Going Concern

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).

Going Concern

The accompanying financial statements are prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.

The Company has and is expected to incur net losses and cash outflows from operations in pursuit of maintaining the listing status of the Company.

During the year ended December 31, 2020, the Company has not raised any funds or generated any revenue from operations and has limited assets to explore investment opportunities. At December 31, 2020, the Company had cash of $1,393. Management anticipates that the Company will have to raise additional funds and/or generate revenue from investors within twelve months to continue operations. Additional funding will be needed to explore investment opportunities and maintain the listing status of the Company. Obtaining additional funding will be subject to a number of factors, including general market conditions. These factors may impact the timing, amount, terms or conditions of additional financing available to us. If the Company is unable to raise sufficient funds, management will be forced to de-list the Company or cease our operations.

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or ability to raise funds.

Management has determined that there is substantial doubt about the Company's ability to continue as a going concern within one year after the financial statements are issued. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.